Document and Entity Information	Feb. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Jun. 01, 2021
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX